UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10071
                                                     ---------

                        Oppenheimer Emerging Growth Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 10/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                   11.1%
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              8.1
--------------------------------------------------------------------------------
Internet Software & Services                                                7.5
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            5.8
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    5.4
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               4.6
--------------------------------------------------------------------------------
Machinery                                                                   4.5
--------------------------------------------------------------------------------
Health Care Providers & Services                                            4.4
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Life Sciences Tools & Services                                              4.0
--------------------------------------------------------------------------------
Energy Equipment & Services                                                 3.8

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Equinix, Inc.                                                               1.6%
--------------------------------------------------------------------------------
Geo Group, Inc. (The)                                                       1.5
--------------------------------------------------------------------------------
Quanta Services, Inc.                                                       1.5
--------------------------------------------------------------------------------
ICON plc, Sponsored ADR                                                     1.5
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc.                                                    1.5
--------------------------------------------------------------------------------
Carrizo Oil & Gas, Inc.                                                     1.4
--------------------------------------------------------------------------------
FTI Consulting, Inc.                                                        1.4
--------------------------------------------------------------------------------
Chattem, Inc.                                                               1.4
--------------------------------------------------------------------------------
Advent Software, Inc.                                                       1.3
--------------------------------------------------------------------------------
Core Laboratories NV                                                        1.3

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on net assets. For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.


                      9 | OPPENHEIMER EMERGING GROWTH FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                 32.2%
   Software                                            11.6
   Internet Software & Services                         7.8
   Semiconductors & Semiconductor Equipment             5.6
   Electronic Equipment & Instruments                   3.0
   Communications Equipment                             2.3
   IT Services                                          1.7
   Computers & Peripherals                              0.2
Health Care                                            20.1
Industrials                                            18.5
Consumer Discretionary                                 12.3
Energy                                                  6.7
Financials                                              3.2
Telecommunication Services                              3.1
Consumer Staples                                        2.7
Materials                                               1.2

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                      10 | OPPENHEIMER EMERGING GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month period ending October 31, 2007, Oppenheimer Emerging Growth Fund produced total returns that outperformed its benchmark, the Russell 2000 Index, and peer group, the Lipper Small-Cap Growth category. A favorable market environment for higher-quality small-cap growth stocks benefited the Fund's performance; however strong security selection served as the primary driver for the Fund's significant outperformance versus its benchmark.

      In terms of market sectors, the best-performing sectors, on a relative basis, were the information technology, consumer discretionary and health care while the weakest performing sector was consumer staples. Given that the Fund's sector weightings are a result of our disciplined stock selection process, we made a few adjustments over the period. For example, we increased our position within the information technology, industrials and energy sectors given the compelling fundamental prospects we were uncovering in these areas. By contrast, we decreased our exposure to financials, health care and consumer discretionary stocks.

      The Fund's best relative gains were achieved by holdings within the information technology, consumer discretionary and health care sectors. Within the information technology sector, top contributors included Concur Technologies, Inc. and Nuance Communications, Inc. Concur Technologies, which offers corporate expense management software that automates and streamlines the process for submitting and approving employee travel and expense reports, rapidly advanced as customers flocked to this new technology. Nuance Communications, the leading developer of speech recognition, voice authentication and text-to-speech products, significantly advanced on strong product sales.

      Within the consumer discretionary space, the best performing security was Crocs, Inc., a designer, manufacturer and retailer of footwear. Driven by immense global demand for its product, the company reported very strong earnings growth, causing its stock to outperform. Also contributing to the Fund's performance was Chipotle Mexican Grill, Inc., an operator of more than 600 quick and casual Mexican eateries located in almost 30 states. Consumers have embraced the company's fresh, quality-oriented menu, driving rapid sales and earnings growth.

      Top contributors within the health care sector included Meridian Bioscience, Inc. and ICON plc. Meridian Bioscience, which manufactures and distributes innovative diagnostic


                      11 | OPPENHEIMER EMERGING GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

tests for infectious diseases to hospitals, outperformed due to strong product demand. ICON, a global provider of outsourced development services to the pharmaceutical and biotechnology industries, also excelled. The company's strong revenue and earnings growth were driven by a trend among pharmaceutical and biotechnology companies to outsource their clinical trials and development projects to companies like ICON.

      The Fund also benefited from the strong absolute performance generated by individual stocks in other market sectors. One such contributor was BE Aerospace, Inc., a top manufacturer of interior cabin products for commercial aircraft. The company's stock advanced due to multiple upward revisions to growth projections, driven by a substantial increase in product orders. Another contributor was (The) Geo Group, Inc. one of the largest operators of correctional facilities in the U.S. Overcapacity at state run prisons pushed states to outsource the management of these facilities to private companies, which benefited Geo Group.

      On a relative basis, the Fund's weakest performing sector was consumer staples. Within the consumer staples sector, disappointing stock selection served as the primary source of underperformance. A significant detractor was Herbalife Ltd., a company that sells weight-management, nutritional and personal care products. The company underperformed as a result of regulatory issues with one of its distributors and we exited our position.

      Lastly, in terms of individual detractors, our position in traditional women's clothing retailer, Coldwater Creek, Inc. hurt results. Coldwater Creek came under pressure due to its inability to produce a compelling fashion line versus its competitors. Given this, sales declined, causing the stock price to drop, leading us to exit the stock.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2007. Performance is measured from the inception of Class A, B, C and Y on November 1, 2000. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Russell 2000 Index and the Russell 2000 Growth Index, unmanaged indices of small cap issuers and small cap issuers with above-average growth characteristics, respectively. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and


                      12 | OPPENHEIMER EMERGING GROWTH FUND
none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                      13 | OPPENHEIMER EMERGING GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Emerging Growth Fund (Class A)
   Russell 2000 Index
   Russell 2000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Emerging                               Russell 2000
                Growth Fund (Class A)      Russell 2000 Index      Growth Index

11/01/2000             $ 9,425                   $10,000             $10,000
01/31/2001             $ 9,863                   $10,251             $ 9,388
04/30/2001             $ 8,350                   $ 9,823             $ 8,266
07/31/2001             $ 8,983                   $ 9,848             $ 7,947
10/31/2001             $ 7,990                   $ 8,730             $ 6,850
01/31/2002             $ 8,860                   $ 9,883             $ 7,603
04/30/2002             $ 7,716                   $10,479             $ 7,562
07/31/2002             $ 5,683                   $ 8,080             $ 5,515
10/31/2002             $ 5,522                   $ 7,720             $ 5,373
01/31/2003             $ 5,711                   $ 7,721             $ 5,349
04/30/2003             $ 6,439                   $ 8,303             $ 5,785
07/31/2003             $ 8,435                   $ 9,946             $ 7,057
10/31/2003             $ 9,740                   $11,068             $ 7,874
01/31/2004             $10,231                   $12,201             $ 8,596
04/30/2004             $ 8,889                   $11,792             $ 8,190
07/31/2004             $ 8,359                   $11,643             $ 7,856
10/31/2004             $ 9,049                   $12,366             $ 8,309
01/31/2005             $ 9,532                   $13,259             $ 8,915
04/30/2005             $ 8,624                   $12,348             $ 8,144
07/31/2005             $10,061                   $14,529             $ 9,630
10/31/2005             $ 9,872                   $13,860             $ 9,216
01/31/2006             $11,640                   $15,764             $10,661
04/30/2006             $12,160                   $16,480             $11,087
07/31/2006             $10,487                   $15,145             $ 9,777
10/31/2006             $11,082                   $16,629             $10,788
01/31/2007             $11,574                   $17,410             $11,225
04/30/2007             $11,954                   $17,771             $11,589
07/31/2007             $12,403                   $16,981             $11,423
10/31/2007             $14,531                   $18,171             $12,593

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/07

1-Year  23.58%     5-Year  19.92%     Since Inception (11/1/00)  5.48%


                      14 | OPPENHEIMER EMERGING GROWTH FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Emerging Growth Fund (Class B)
   Russell 2000 Index
   Russell 2000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Emerging                               Russell 2000
                Growth Fund (Class B)      Russell 2000 Index      Growth Index

11/01/2000             $10,000                   $10,000             $10,000
01/31/2001             $10,439                   $10,251             $ 9,388
04/30/2001             $ 8,815                   $ 9,823             $ 8,266
07/31/2001             $ 9,466                   $ 9,848             $ 7,947
10/31/2001             $ 8,403                   $ 8,730             $ 6,850
01/31/2002             $ 9,296                   $ 9,883             $ 7,603
04/30/2002             $ 8,083                   $10,479             $ 7,562
07/31/2002             $ 5,937                   $ 8,080             $ 5,515
10/31/2002             $ 5,756                   $ 7,720             $ 5,373
01/31/2003             $ 5,937                   $ 7,721             $ 5,349
04/30/2003             $ 6,689                   $ 8,303             $ 5,785
07/31/2003             $ 8,744                   $ 9,946             $ 7,057
10/31/2003             $10,078                   $11,068             $ 7,874
01/31/2004             $10,559                   $12,201             $ 8,596
04/30/2004             $ 9,156                   $11,792             $ 8,190
07/31/2004             $ 8,594                   $11,643             $ 7,856
10/31/2004             $ 9,286                   $12,366             $ 8,309
01/31/2005             $ 9,757                   $13,259             $ 8,915
04/30/2005             $ 8,805                   $12,348             $ 8,144
07/31/2005             $10,259                   $14,529             $ 9,630
10/31/2005             $10,048                   $13,860             $ 9,216
01/31/2006             $11,823                   $15,764             $10,661
04/30/2006             $12,324                   $16,480             $11,087
07/31/2006             $10,610                   $15,145             $ 9,777
10/31/2006             $11,191                   $16,629             $10,788
01/31/2007             $11,687                   $17,410             $11,225
04/30/2007             $12,070                   $17,771             $11,589
07/31/2007             $12,524                   $16,981             $11,423
10/31/2007             $14,672                   $18,171             $12,593

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/07

1-Year  25.12%     5-Year  20.21%     Since Inception (11/1/00)  5.63%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 19 FOR FURTHER INFORMATION.


                      15 | OPPENHEIMER EMERGING GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Emerging Growth Fund (Class C)
   Russell 2000 Index
   Russell 2000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Emerging                               Russell 2000
                Growth Fund (Class C)      Russell 2000 Index      Growth Index

11/01/2000             $10,000                   $10,000             $10,000
01/31/2001             $10,448                   $10,251             $ 9,388
04/30/2001             $ 8,823                   $ 9,823             $ 8,266
07/31/2001             $ 9,475                   $ 9,848             $ 7,947
10/31/2001             $ 8,412                   $ 8,730             $ 6,850
01/31/2002             $ 9,295                   $ 9,883             $ 7,603
04/30/2002             $ 8,091                   $10,479             $ 7,562
07/31/2002             $ 5,946                   $ 8,080             $ 5,515
10/31/2002             $ 5,765                   $ 7,720             $ 5,373
01/31/2003             $ 5,946                   $ 7,721             $ 5,349
04/30/2003             $ 6,698                   $ 8,303             $ 5,785
07/31/2003             $ 8,753                   $ 9,946             $ 7,057
10/31/2003             $10,087                   $11,068             $ 7,874
01/31/2004             $10,578                   $12,201             $ 8,596
04/30/2004             $ 9,164                   $11,792             $ 8,190
07/31/2004             $ 8,603                   $11,643             $ 7,856
10/31/2004             $ 9,295                   $12,366             $ 8,309
01/31/2005             $ 9,776                   $13,259             $ 8,915
04/30/2005             $ 8,823                   $12,348             $ 8,144
07/31/2005             $10,267                   $14,529             $ 9,630
10/31/2005             $10,067                   $13,860             $ 9,216
01/31/2006             $11,841                   $15,764             $10,661
04/30/2006             $12,353                   $16,480             $11,087
07/31/2006             $10,628                   $15,145             $ 9,777
10/31/2006             $11,210                   $16,629             $10,788
01/31/2007             $11,691                   $17,410             $11,225
04/30/2007             $12,041                   $17,771             $11,589
07/31/2007             $12,466                   $16,981             $11,423
10/31/2007             $14,590                   $18,171             $12,593

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/07

1-Year  29.16%     5-Year  20.41%     Since Inception (11/1/00)  5.54%


                      16 | OPPENHEIMER EMERGING GROWTH FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Emerging Growth Fund (Class N)
   Russell 2000 Index
   Russell 2000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Emerging                               Russell 2000
                Growth Fund (Class N)      Russell 2000 Index      Growth Index

03/01/2001             $10,000                   $10,000             $10,000
04/30/2001             $10,652                   $10,255             $10,204
07/31/2001             $11,449                   $10,281             $ 9,810
10/31/2001             $10,181                   $ 9,114             $ 8,455
01/31/2002             $11,268                   $10,317             $ 9,385
04/30/2002             $ 9,807                   $10,940             $ 9,334
07/31/2002             $ 7,222                   $ 8,435             $ 6,807
10/31/2002             $ 7,017                   $ 8,060             $ 6,632
01/31/2003             $ 7,246                   $ 8,061             $ 6,602
04/30/2003             $ 8,164                   $ 8,668             $ 7,141
07/31/2003             $10,676                   $10,384             $ 8,711
10/31/2003             $12,331                   $11,555             $ 9,719
01/31/2004             $12,935                   $12,738             $10,611
04/30/2004             $11,232                   $12,310             $10,109
07/31/2004             $10,556                   $12,155             $ 9,697
10/31/2004             $11,413                   $12,910             $10,256
01/31/2005             $12,017                   $13,842             $11,004
04/30/2005             $10,870                   $12,891             $10,053
07/31/2005             $12,669                   $15,168             $11,887
10/31/2005             $12,428                   $14,470             $11,376
01/31/2006             $14,638                   $16,457             $13,159
04/30/2006             $15,290                   $17,205             $13,686
07/31/2006             $13,176                   $15,811             $12,069
10/31/2006             $13,913                   $17,360             $13,317
01/31/2007             $14,530                   $18,176             $13,856
04/30/2007             $14,989                   $18,552             $14,306
07/31/2007             $15,538                   $17,728             $14,100
10/31/2007             $18,194                   $18,970             $15,545

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/07

1-Year  29.77%     5-Year  20.99%     Since Inception (3/1/01)  9.39%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 19 FOR FURTHER INFORMATION.


                      17 | OPPENHEIMER EMERGING GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Emerging Growth Fund (Class Y)
   Russell 2000 Index
   Russell 2000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Emerging                               Russell 2000
                Growth Fund (Class Y)      Russell 2000 Index      Growth Index

11/01/2000             $10,000                   $10,000             $10,000
01/31/2001             $10,468                   $10,251             $ 9,388
04/30/2001             $ 8,862                   $ 9,823             $ 8,266
07/31/2001             $ 9,545                   $ 9,848             $ 7,947
10/31/2001             $ 8,501                   $ 8,730             $ 6,850
01/31/2002             $ 9,424                   $ 9,883             $ 7,603
04/30/2002             $ 8,220                   $10,479             $ 7,562
07/31/2002             $ 6,062                   $ 8,080             $ 5,515
10/31/2002             $ 5,901                   $ 7,720             $ 5,373
01/31/2003             $ 6,112                   $ 7,721             $ 5,349
04/30/2003             $ 6,905                   $ 8,303             $ 5,785
07/31/2003             $ 9,053                   $ 9,946             $ 7,057
10/31/2003             $10,468                   $11,068             $ 7,874
01/31/2004             $11,010                   $12,201             $ 8,596
04/30/2004             $ 9,575                   $11,792             $ 8,190
07/31/2004             $ 9,023                   $11,643             $ 7,856
10/31/2004             $ 9,786                   $12,366             $ 8,309
01/31/2005             $10,318                   $13,259             $ 8,915
04/30/2005             $ 9,354                   $12,348             $ 8,144
07/31/2005             $10,920                   $14,529             $ 9,630
10/31/2005             $10,739                   $13,860             $ 9,216
01/31/2006             $12,676                   $15,764             $10,661
04/30/2006             $13,258                   $16,480             $11,087
07/31/2006             $11,452                   $15,145             $ 9,777
10/31/2006             $12,124                   $16,629             $10,788
01/31/2007             $12,688                   $17,410             $11,225
04/30/2007             $13,111                   $17,771             $11,589
07/31/2007             $13,629                   $16,981             $11,423
10/31/2007             $16,000                   $18,171             $12,593

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/07

1-Year  31.96%     5-Year  22.08%     Since Inception (11/1/00)  6.94%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 19 FOR FURTHER INFORMATION.


                      18 | OPPENHEIMER EMERGING GROWTH FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                      19 | OPPENHEIMER EMERGING GROWTH FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 11/1/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      20 | OPPENHEIMER EMERGING GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                      21 | OPPENHEIMER EMERGING GROWTH FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                  BEGINNING    ENDING       EXPENSES
                                  ACCOUNT      ACCOUNT      PAID DURING
                                  VALUE        VALUE        6 MONTHS ENDED
                                  5/1/07       10/31/07     OCTOBER 31, 2007
--------------------------------------------------------------------------------
Class A Actual                    $ 1,000.00   $ 1,215.50   $  8.35
--------------------------------------------------------------------------------
Class A Hypothetical                1,000.00     1,017.69      7.61
--------------------------------------------------------------------------------
Class B Actual                      1,000.00     1,212.20     12.78
--------------------------------------------------------------------------------
Class B Hypothetical                1,000.00     1,013.71     11.64
--------------------------------------------------------------------------------
Class C Actual                      1,000.00     1,211.60     12.55
--------------------------------------------------------------------------------
Class C Hypothetical                1,000.00     1,013.91     11.43
--------------------------------------------------------------------------------
Class N Actual                      1,000.00     1,213.80      9.69
--------------------------------------------------------------------------------
Class N Hypothetical                1,000.00     1,016.48      8.83
--------------------------------------------------------------------------------
Class Y Actual                      1,000.00     1,220.30      4.93
--------------------------------------------------------------------------------
Class Y Hypothetical                1,000.00     1,020.77      4.49

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended October 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.49%
-----------------------------
Class B             2.28
-----------------------------
Class C             2.24
-----------------------------
Class N             1.73
-----------------------------
Class Y             0.88

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                      22 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  October 31, 2007
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--96.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.8%
--------------------------------------------------------------------------------
DISTRIBUTORS--1.0%
LKQ Corp. 1                                            38,000   $     1,465,280
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--3.0%
Capella Education Co. 1                                13,800           855,600
--------------------------------------------------------------------------------
New Oriental Education & Technology Group,
Inc., Sponsored ADR 1                                  19,900         1,781,448
--------------------------------------------------------------------------------
Noah Education Holdings Ltd., ADR 1                    31,920           573,602
--------------------------------------------------------------------------------
Strayer Education, Inc.                                 6,000         1,118,760
                                                                ----------------
                                                                      4,329,410

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.6%
Bally Technologies, Inc. 1                             27,300         1,101,009
--------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. A 1                  10,800         1,501,200
--------------------------------------------------------------------------------
Gaylord Entertainment Co., Cl. A 1                     13,600           740,928
--------------------------------------------------------------------------------
Life Time Fitness, Inc. 1                              17,580         1,066,051
--------------------------------------------------------------------------------
Orient-Express Hotel Ltd.                              12,300           797,040
--------------------------------------------------------------------------------
WMS Industries, Inc. 1                                 41,300         1,431,871
                                                                ----------------
                                                                      6,638,099

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Smith & Wesson Holding Corp. 1                         55,370           669,423
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.7%
Guess?, Inc.                                           24,620         1,265,222
--------------------------------------------------------------------------------
Zumiez, Inc. 1                                         30,130         1,261,242
                                                                ----------------
                                                                      2,526,464

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Crocs, Inc. 1                                          20,500         1,532,375
--------------------------------------------------------------------------------
CONSUMER STAPLES--2.6%
--------------------------------------------------------------------------------
BEVERAGES--1.2%
Central European Distribution Corp. 1                  33,300         1,770,894

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.4%
Chattem, Inc. 1                                        26,520   $     1,970,436
--------------------------------------------------------------------------------
ENERGY--6.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.8%
Core Laboratories NV 1                                 13,100         1,911,814
--------------------------------------------------------------------------------
Geokinetics, Inc. 1                                    16,700           350,700
--------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1                             16,400           874,284
--------------------------------------------------------------------------------
Oceaneering International, Inc. 1                      24,630         1,903,160
--------------------------------------------------------------------------------
W-H Energy Services, Inc. 1                             8,300           477,748
                                                                ----------------
                                                                      5,517,706

--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--2.6%
Arena Resources, Inc. 1                                49,800         1,818,198
--------------------------------------------------------------------------------
Carrizo Oil & Gas, Inc. 1                              40,000         2,055,600
                                                                ----------------
                                                                      3,873,798

--------------------------------------------------------------------------------
FINANCIALS--3.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.0%
Cohen & Steers, Inc.                                   28,370         1,066,712
--------------------------------------------------------------------------------
GFI Group, Inc. 1                                      21,770         1,879,186
                                                                ----------------
                                                                      2,945,898

--------------------------------------------------------------------------------
INSURANCE--0.3%
Security Capital Assurance Ltd.                        35,500           465,760
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.7%
Digital Realty Trust, Inc.                             22,900         1,007,371
--------------------------------------------------------------------------------
HEALTH CARE--19.3%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.8%
Alexion Pharmaceuticals, Inc. 1                        14,200         1,086,300
--------------------------------------------------------------------------------
BioMarin Pharmaceutical, Inc. 1                        53,900         1,494,647
--------------------------------------------------------------------------------
Cepheid, Inc. 1                                        18,700           483,956
--------------------------------------------------------------------------------
Genomic Health, Inc. 1                                 39,400         1,009,822
                                                                ----------------
                                                                      4,074,725


                      23 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.8%
IDEXX Laboratories, Inc. 1                             17,400   $     2,118,972
--------------------------------------------------------------------------------
Immucor, Inc. 1                                        44,190         1,425,128
--------------------------------------------------------------------------------
Inverness Medical Innovations, Inc. 1                  18,690         1,123,082
--------------------------------------------------------------------------------
Meridian Bioscience, Inc.                              32,035         1,060,038
--------------------------------------------------------------------------------
NuVasive, Inc. 1                                       42,300         1,810,017
--------------------------------------------------------------------------------
TomoTherapy, Inc. 1                                    43,900           960,093
                                                                ----------------
                                                                      8,497,330

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.4%
athenahealth, Inc. 1                                   15,800           604,034
--------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 1                     43,200         1,385,856
--------------------------------------------------------------------------------
Genoptix, Inc. 1                                       22,700           560,690
--------------------------------------------------------------------------------
HMS Holdings Corp. 1                                   50,700         1,443,429
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                        20,100         1,316,550
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                     24,700         1,137,435
                                                                ----------------
                                                                      6,447,994

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--1.6%
Allscripts Healthcare Solutions, Inc. 1                26,580           736,266
--------------------------------------------------------------------------------
Omnicell, Inc. 1                                       58,720         1,550,208
                                                                ----------------
                                                                      2,286,474

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--4.0%
AMAG Pharmaceuticals, Inc. 1                           17,570         1,148,200
--------------------------------------------------------------------------------
Covance, Inc. 1                                        12,400         1,023,000
--------------------------------------------------------------------------------
ICON plc, Sponsored ADR 1                              36,760         2,132,080
--------------------------------------------------------------------------------
Illumina, Inc. 1                                       26,230         1,472,815
                                                                ----------------
                                                                      5,776,095

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.7%
MGI Pharma, Inc. 1                                     31,400         1,023,012
--------------------------------------------------------------------------------
INDUSTRIALS--17.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
BE Aerospace, Inc. 1                                   33,020         1,641,424

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--8.1%
Corrections Corp. of America 1                         41,000   $     1,159,890
--------------------------------------------------------------------------------
FTI Consulting, Inc. 1                                 37,300         2,025,390
--------------------------------------------------------------------------------
Fuel-Tech, Inc. NV 1                                   31,300           925,541
--------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                68,880         2,178,674
--------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                     16,000         1,008,800
--------------------------------------------------------------------------------
Layne Christensen Co. 1                                19,800         1,127,412
--------------------------------------------------------------------------------
Ritchie Bros. Auctioneers, Inc.                        20,200         1,511,566
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                     30,000         1,749,900
                                                                ----------------
                                                                     11,687,173

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.2%
EMCOR Group, Inc. 1                                    30,900         1,063,887
--------------------------------------------------------------------------------
Quanta Services, Inc. 1                                65,800         2,171,400
                                                                ----------------
                                                                      3,235,287

--------------------------------------------------------------------------------
MACHINERY--4.5%
Bucyrus International, Inc., Cl. A                     17,800         1,468,500
--------------------------------------------------------------------------------
Chart Industries, Inc. 1                               28,000           918,400
--------------------------------------------------------------------------------
Kaydon Corp.                                           22,200         1,194,138
--------------------------------------------------------------------------------
Middleby Corp. (The) 1                                 27,300         1,779,141
--------------------------------------------------------------------------------
RBC Bearings, Inc. 1                                   30,100         1,209,719
                                                                ----------------
                                                                      6,569,898

--------------------------------------------------------------------------------
MARINE--1.0%
Genco Shipping & Trading Ltd.                          20,200         1,452,178
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
TransDigm Group, Inc. 1                                26,100         1,188,072
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--31.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.2%
Acme Packet, Inc. 1                                    47,700           684,972
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                    35,380         1,274,741
--------------------------------------------------------------------------------
Foundry Networks, Inc. 1                               57,800         1,221,892
                                                                ----------------
                                                                      3,181,605


                      24 | OPPENHEIMER EMERGING GROWTH FUND

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.2%
Netezza Corp. 1                                        22,465   $       308,894
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.9%
Anixter International, Inc. 1                          11,700           840,645
--------------------------------------------------------------------------------
FARO Technologies, Inc. 1                              25,400           730,504
--------------------------------------------------------------------------------
FLIR Systems, Inc. 1                                   24,990         1,734,056
--------------------------------------------------------------------------------
Itron, Inc. 1                                           8,700           935,163
                                                                ----------------
                                                                      4,240,368

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--7.5%
Ariba, Inc. 1                                          91,000         1,177,540
--------------------------------------------------------------------------------
comScore, Inc. 1                                       19,200           703,872
--------------------------------------------------------------------------------
DealerTrack Holdings, Inc. 1                           28,930         1,420,174
--------------------------------------------------------------------------------
Equinix, Inc. 1                                        20,200         2,356,532
--------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                       32,600         1,098,294
--------------------------------------------------------------------------------
Omniture, Inc. 1                                       36,600         1,250,256
--------------------------------------------------------------------------------
SINA Corp. 1                                           21,800         1,249,794
--------------------------------------------------------------------------------
VistaPrint Ltd. 1                                      34,910         1,660,669
                                                                ----------------
                                                                     10,917,131

--------------------------------------------------------------------------------
IT SERVICES--1.7%
Heartland Payment Systems, Inc.                        24,400           732,000
--------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                              33,920         1,676,666
                                                                ----------------
                                                                      2,408,666

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.4%
ANADIGICS, Inc. 1                                     101,700         1,500,075
--------------------------------------------------------------------------------
Atheros Communications, Inc. 1                         31,600         1,109,160
--------------------------------------------------------------------------------
Cavium Networks, Inc. 1                                 8,000           232,640
--------------------------------------------------------------------------------
Microsemi Corp. 1                                      63,200         1,681,752
--------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1                          37,800         1,254,960
--------------------------------------------------------------------------------
Tessera Technologies, Inc. 1                           29,620         1,131,188

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Varian Semiconductor Equipment
Associates, Inc. 1                                     18,900   $       869,778
                                                                ----------------
                                                                      7,779,553

--------------------------------------------------------------------------------
SOFTWARE--11.1%
Advent Software, Inc. 1                                35,300         1,953,149
--------------------------------------------------------------------------------
Ansoft Corp. 1                                         45,700         1,374,656
--------------------------------------------------------------------------------
Ansys, Inc. 1                                          35,793         1,389,126
--------------------------------------------------------------------------------
Blackboard, Inc. 1                                     31,100         1,551,890
--------------------------------------------------------------------------------
Concur Technologies, Inc. 1                            41,700         1,502,868
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                         16,400         1,156,528
--------------------------------------------------------------------------------
Magma Design Automation, Inc. 1                       127,800         1,902,942
--------------------------------------------------------------------------------
Nuance Communications, Inc. 1                          81,770         1,807,935
--------------------------------------------------------------------------------
Synchronoss Technologies, Inc. 1                       36,920         1,476,800
--------------------------------------------------------------------------------
Taleo Corp., Cl. A 1                                   33,600           939,120
--------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1                  33,200         1,145,732
                                                                ----------------
                                                                     16,200,746

--------------------------------------------------------------------------------
MATERIALS--1.2%
--------------------------------------------------------------------------------
METALS & MINING--1.2%
Century Aluminum Co. 1                                 13,000           756,470
--------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                       14,700           971,228
                                                                ----------------
                                                                      1,727,698

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
Cbeyond, Inc. 1                                        34,482         1,348,936
--------------------------------------------------------------------------------
Cogent Communications Group, Inc. 1                    54,600         1,511,328
                                                                ----------------
                                                                      2,860,264


                      25 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
SBA Communications Corp. 1                             40,500   $     1,441,800
                                                                ----------------
Total Common Stocks
(Cost $108,236,889)                                                 139,659,301

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--4.7%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.20% 2,3
(Cost $6,861,094)                                   6,861,094         6,861,094

                                                                          VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $115,097,983)                                     100.7%  $   146,520,395
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.7)       (1,052,464)
                                                     ---------------------------
NET ASSETS                                              100.0%  $   145,467,931
                                                     ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Rate shown is the 7-day yield as of October 31, 2007.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                            SHARES        GROSS         GROSS             SHARES
                                  OCTOBER 31, 2006    ADDITIONS    REDUCTIONS   OCTOBER 31, 2007
------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                              --   85,227,193    78,366,099          6,861,094

                                                                                        DIVIDEND
                                                                        VALUE             INCOME
------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                $ 6,861,094          $ 148,595

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      26 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $108,236,889)                                          $ 139,659,301
Affiliated companies (cost $6,861,094)                                                  6,861,094
                                                                                    --------------
                                                                                      146,520,395
--------------------------------------------------------------------------------------------------
Cash                                                                                       19,622
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                        1,882,491
Shares of beneficial interest sold                                                        543,675
Dividends                                                                                  24,926
Other                                                                                       8,181
                                                                                    --------------
Total assets                                                                          148,999,290

--------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                   3,168,344
Shares of beneficial interest redeemed                                                    227,140
Shareholder communications                                                                 40,772
Transfer and shareholder servicing agent fees                                              30,735
Distribution and service plan fees                                                         28,026
Trustees' compensation                                                                     16,567
Other                                                                                      19,775
                                                                                    --------------
Total liabilities                                                                       3,531,359

--------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $ 145,467,931
                                                                                    ==============

--------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                          $      10,200
--------------------------------------------------------------------------------------------------
Additional paid-in capital                                                             97,067,061
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                           (16,322)
--------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions         16,984,580
--------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                             31,422,412
                                                                                    --------------
NET ASSETS                                                                          $ 145,467,931
                                                                                    ==============


                      27 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $84,493,666 and 5,806,162 shares of beneficial interest outstanding)                   $ 14.55
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                               $ 15.44
--------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $24,800,328 and 1,809,552 shares of beneficial interest outstanding)                   $ 13.71
--------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $23,293,508 and 1,695,603 shares of beneficial interest outstanding)                   $ 13.74
--------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $9,137,982 and 641,071 shares of beneficial interest outstanding)                      $ 14.25
--------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based
on net assets of $3,742,447 and 247,574 shares of beneficial interest outstanding)        $ 15.12

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      28 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $680)     $    125,938
Affiliated companies                                                       148,595
-----------------------------------------------------------------------------------
Interest                                                                     6,832
-----------------------------------------------------------------------------------
Other income                                                                 9,836
                                                                      -------------
Total investment income                                                    291,201

-----------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------
Management fees                                                          1,095,087
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    168,575
Class B                                                                    216,437
Class C                                                                    186,105
Class N                                                                     39,439
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    247,237
Class B                                                                     92,348
Class C                                                                     77,521
Class N                                                                     35,980
Class Y                                                                         33
-----------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                     43,399
Class B                                                                     19,648
Class C                                                                     11,327
Class N                                                                      2,502
Class Y                                                                         24
-----------------------------------------------------------------------------------
Trustees' compensation                                                       7,040
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                    843
-----------------------------------------------------------------------------------
Other                                                                       37,702
                                                                      -------------
Total expenses                                                           2,281,247
Less reduction to custodian expenses                                          (348)
Less waivers and reimbursements of expenses                                (89,553)
                                                                      -------------
Net expenses                                                             2,191,346

-----------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (1,900,145)
-----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------
Net realized gain on:
Investments from unaffiliated companies                                 21,747,871
Foreign currency transactions                                              141,843
                                                                      -------------
Net realized gain                                                       21,889,714
-----------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                    13,486,438

-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 33,476,007
                                                                      =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      29 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                                            2007            2006
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                       $ (1,900,145)   $ (1,967,505)
-----------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                           21,889,714       9,315,800
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                       13,486,438       3,701,405
                                                                                          -----------------------------
Net increase in net assets resulting from operations                                        33,476,007      11,049,700

-----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                     (3,790,910)             --
Class B                                                                                     (1,248,420)             --
Class C                                                                                     (1,030,400)             --
Class N                                                                                       (437,120)             --
Class Y                                                                                       (158,535)             --
                                                                                          -----------------------------
                                                                                            (6,665,385)             --

-----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                                     (2,162,353)      6,867,762
Class B                                                                                     (2,215,861)       (381,192)
Class C                                                                                        560,714       1,443,314
Class N                                                                                       (329,152)      2,121,521
Class Y                                                                                        (36,998)        464,687
                                                                                          -----------------------------
                                                                                            (4,183,650)     10,516,092

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Total increase                                                                              22,626,972      21,565,792
-----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        122,840,959     101,275,167
                                                                                          -----------------------------
End of period (including accumulated net investment loss
of $16,322 and $11,945, respectively)                                                     $145,467,931    $122,840,959
                                                                                          =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      30 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED OCTOBER 31,                                 2007          2006           2005          2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   11.72     $   10.44      $    9.57     $   10.30     $    5.84
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                 (.16) 1       (.16) 1        (.14) 1       (.15) 1       (.08)
Net realized and unrealized gain (loss)                             3.63          1.44           1.01          (.58)         4.54
                                                               --------------------------------------------------------------------
Total from investment operations                                    3.47          1.28            .87          (.73)         4.46
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                (.64)           --             --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $   14.55     $   11.72      $   10.44     $    9.57     $   10.30
                                                               ====================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                 31.11%        12.26%          9.09%        (7.09)%       76.37%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                       $  84,494     $  70,971      $  57,563     $  59,819     $  59,396
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $  70,134     $  70,613      $  58,690     $  62,749     $  28,386
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                                (1.30)%       (1.34)%        (1.43)%       (1.57)%       (1.48)%
Total expenses                                                      1.59% 4       1.58%          1.65%         1.68%         1.77%
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                     1.54%         1.56%          1.63%         1.67%         1.72%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              232%          213%           207%          212%          204%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007    1.59%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      31 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B      YEAR ENDED OCTOBER 31,                                 2007          2006           2005          2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   11.16     $   10.02      $    9.26     $   10.05     $    5.74
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                 (.24) 1       (.24) 1        (.22) 1       (.23) 1       (.09)
Net realized and unrealized gain (loss)                             3.43          1.38            .98          (.56)         4.40
                                                               --------------------------------------------------------------------
Total from investment operations                                    3.19          1.14            .76          (.79)         4.31
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                (.64)           --             --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $   13.71     $   11.16      $   10.02     $    9.26     $   10.05
                                                               ====================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                 30.12%        11.38%          8.21%        (7.86)%       75.09%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                       $  24,800     $  22,473      $  20,653     $  21,669     $  20,520
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $  21,737     $  23,201      $  21,439     $  22,359     $  10,544
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                                (2.09)%       (2.14)%        (2.22)%       (2.44)%       (2.20)%
Total expenses                                                      2.45% 4       2.46%          2.62%         2.67%         2.83%
Expenses after payments, waivers and/or reimbursements and
reduction to custodian expenses                                     2.34%         2.37%          2.44%         2.55%         2.44%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              232%          213%           207%          212%          204%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007    2.45%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      32 | OPPENHEIMER EMERGING GROWTH FUND

CLASS C      YEAR ENDED OCTOBER 31,                                    2007         2006          2005          2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $  11.18     $  10.04     $    9.27     $   10.06     $   5.75
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                    (.24) 1      (.24) 1       (.22) 1       (.23) 1      (.11)
Net realized and unrealized gain (loss)                                3.44         1.38           .99          (.56)        4.42
                                                                   ----------------------------------------------------------------
Total from investment operations                                       3.20         1.14           .77          (.79)        4.31
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                   (.64)          --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  13.74     $  11.18     $   10.04     $    9.27     $  10.06
                                                                   ================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                    30.16%       11.36%         8.31%        (7.85)%      74.96%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $ 23,294     $ 18,640     $  15,679     $  15,814     $ 13,887
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $ 18,644     $ 18,933     $  15,550     $  16,085     $  6,649
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                                   (2.07)%      (2.11)%       (2.20)%       (2.39)%      (2.22)%
Total expenses                                                         2.41% 4      2.39%         2.50%         2.55%        2.65%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                               2.31%        2.33%         2.40%         2.50%        2.47%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 232%         213%          207%          212%         204%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007          2.41%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      33 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N      YEAR ENDED OCTOBER 31,                                    2007         2006          2005          2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $  11.52     $  10.29     $    9.45     $   10.21     $   5.81
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                    (.19) 1      (.18) 1       (.17) 1       (.18) 1      (.10)
Net realized and unrealized gain (loss)                                3.56         1.41          1.01          (.58)        4.50
                                                                   ----------------------------------------------------------------
Total from investment operations                                       3.37         1.23           .84          (.76)        4.40
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                   (.64)          --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  14.25     $  11.52     $   10.29     $    9.45     $  10.21
                                                                   ================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                    30.77%       11.95%         8.89%        (7.44)%      75.73%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $  9,138     $  7,743     $   5,067     $   4,570     $  2,425
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $  7,901     $  6,521     $   5,046     $   3,375     $  1,125
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                                   (1.55)%      (1.58)%       (1.68)%       (1.88)%      (1.76)%
Total expenses                                                         1.92% 4      2.00%         2.20%         2.17%        2.14%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                               1.79%        1.80%         1.87%         2.00%        2.00%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 232%         213%          207%          212%         204%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007          1.92%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      34 | OPPENHEIMER EMERGING GROWTH FUND

CLASS Y      YEAR ENDED OCTOBER 31,                                    2007         2006          2005          2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $  12.08     $  10.70     $    9.75     $   10.43     $   5.88
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                    (.09) 1      (.09) 1       (.08) 1       (.10) 1      (.09)
Net realized and unrealized gain (loss)                                3.77         1.47          1.03          (.58)        4.64
                                                                   ----------------------------------------------------------------
Total from investment operations                                       3.68         1.38           .95          (.68)        4.55
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                   (.64)          --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  15.12     $  12.08     $   10.70     $    9.75     $  10.43
                                                                   ================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                    31.96%       12.90%         9.74%        (6.52)%      77.38%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $  3,742     $  3,014     $   2,313     $   2,819     $  2,913
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $  3,323     $  2,968     $   2,540     $   3,182     $  1,449
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                                   (0.68)%      (0.79)%       (0.77)%       (0.98)%      (0.92)%
Total expenses                                                         0.94% 4      1.01%         0.98%         1.08%        1.15%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                               0.91%        1.01%         0.97%         1.08%        1.15%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 232%         213%          207%          212%         204%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007          0.94%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      35 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Emerging Growth Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices.


                      36 | OPPENHEIMER EMERGING GROWTH FUND

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement


                      37 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM               LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2         TAX PURPOSES
    -----------------------------------------------------------------------
      $  10,587,456    $  6,716,628              $  --        $  31,102,908

1. During the fiscal year ended October 31, 2007, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended October 31, 2006, the Fund utilized $217,219 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2007. Net assets of the Fund were unaffected by the reclassifications.


                      38 | OPPENHEIMER EMERGING GROWTH FUND

                                        REDUCTION TO       REDUCTION TO
                                         ACCUMULATED    ACCUMULATED NET
         INCREASE TO                  NET INVESTMENT      REALIZED GAIN
         PAID-IN CAPITAL                        LOSS   ON INVESTMENTS 3
         --------------------------------------------------------------
         $  2,386,968                   $  1,895,768       $  4,282,736

3. $2,386,968, including $1,339,857 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended October 31, 2007 and October 31, 2006 was as follows:

                                          YEAR ENDED         YEAR ENDED
                                    OCTOBER 31, 2007   OCTOBER 31, 2006
         --------------------------------------------------------------
         Distributions paid from:
         Long-term capital gain         $  6,665,385              $  --

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

         Federal tax cost of securities          $  115,417,487
                                                 ==============
         Gross unrealized appreciation           $   32,771,998
         Gross unrealized depreciation               (1,669,090)
                                                 --------------
         Net unrealized appreciation             $   31,102,908
                                                 ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended October 31, 2007, the Fund's projected benefit obligations were increased by $4,162 and payments of $3,437 were made to retired trustees, resulting in an accumulated liability of $9,477 as of October 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a


                      39 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      40 | OPPENHEIMER EMERGING GROWTH FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  YEAR ENDED OCTOBER 31, 2007      YEAR ENDED OCTOBER 31, 2006
                                       SHARES           AMOUNT         SHARES            AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                                1,870,818    $  23,882,474      3,039,298    $   36,021,329
Dividends and/or distributions
reinvested                            317,067        3,643,094             --                --
Redeemed                           (2,437,225)     (29,687,921) 1  (2,496,601)      (29,153,567) 2
                                   ---------------------------------------------------------------
Net increase (decrease)              (249,340)   $  (2,162,353)       542,697    $    6,867,762
                                   ===============================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                                  335,907    $   4,013,659        547,365    $    6,216,597
Dividends and/or distributions
reinvested                            109,935        1,197,189             --                --
Redeemed                             (650,344)      (7,426,709) 1    (594,424)       (6,597,789) 2
                                   ---------------------------------------------------------------
Net decrease                         (204,502)   $  (2,215,861)       (47,059)   $     (381,192)
                                   ===============================================================

--------------------------------------------------------------------------------------------------
CLASS C
Sold                                  520,202    $   6,249,584        797,419    $    9,028,627
Dividends and/or distributions
reinvested                             87,900          959,869             --                --
Redeemed                             (579,608)      (6,648,739) 1    (692,303)       (7,585,313) 2
                                   ---------------------------------------------------------------
Net increase                           28,494    $     560,714        105,116    $    1,443,314
                                   ===============================================================

--------------------------------------------------------------------------------------------------
CLASS N
Sold                                  294,135    $   3,568,322        418,716    $    4,825,668
Dividends and/or distributions
reinvested                             36,477          411,465             --                --
Redeemed                             (361,625)      (4,308,939) 1    (239,109)       (2,704,147) 2
                                   ---------------------------------------------------------------
Net increase (decrease)               (31,013)   $    (329,152)       179,607    $    2,121,521
                                   ===============================================================

--------------------------------------------------------------------------------------------------
CLASS Y
Sold                                   95,007    $   1,189,686        120,353    $    1,494,694
Dividends and/or distributions
reinvested                             13,351          158,471             --                --
Redeemed                             (110,332)      (1,385,155) 1     (86,928)       (1,030,007) 2
                                   ---------------------------------------------------------------
Net increase (decrease)                (1,974)   $     (36,998)        33,425    $      464,687
                                   ===============================================================

1. Net of redemption fees of $676, $210, $180, $76 and $32 for Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $4,743, $1,595, $1,288, $417 and $197 for Class A, Class B, Class C, Class N and Class Y, respectively.


                      41 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended October 31, 2007, were as follows:

                                                      PURCHASES            SALES
                       ---------------------------------------------------------
                       Investment securities     $  276,527,239    $ 293,415,697

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                       FEE SCHEDULE
                       ---------------------------------
                       Up to $200 million          0.90%
                       Next $200 million           0.85
                       Next $200 million           0.80
                       Over $600 million           0.75

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2007, the Fund paid $401,618 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares


                      42 | OPPENHEIMER EMERGING GROWTH FUND
and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class C and Class N shares were $306,007 and $88,314, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                   RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED         DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
October 31, 2007    $   67,535      $      447      $   48,035      $    2,550      $      169
----------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective September 1, 2007, the Manager has voluntarily agreed to waive a portion of the advisory fee so that the annual advisory fee rate will decline as follows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the Next $200 million, 0.60% of the next $700 million and 0.58% of average annual net assets over $1.5 billion. During the year ended October 31, 2007 the Manager waived $32,653. This voluntary waiver may be withdrawn by the Manager at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2007, OFS waived $15,132, $17,282, $13,121 and $8,555 for Class A, Class B, Class C and Class N, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended October 31, 2007, the Manager waived $2,810 for IMMF management fees.


                      43 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of October 31, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of October 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                      44 | OPPENHEIMER EMERGING GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER EMERGING GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Emerging Growth Fund, including the statement of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Emerging Growth Fund as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
December 13, 2007


                      45 | OPPENHEIMER EMERGING GROWTH FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.6448 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 12, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2007 which are not designated as capital gain distributions should be multiplied by 0.94% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $109,638 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      46 | OPPENHEIMER EMERGING GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      47 | OPPENHEIMER EMERGING GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an


                      48 | OPPENHEIMER EMERGING GROWTH FUND
investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald J. Zibelli, Jr., the portfolio manager for the Fund, and the Manager's Growth investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load small-cap growth funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were lower than its peer group median. The Board also considered that the Manager had recently changed the Fund's portfolio manager.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other small-cap growth funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees were at its peer group median although its actual management fees and total expenses were higher than its peer group median. Based on this evaluation, the Board requested, and the Manager agreed to voluntarily waive a portion of the management fees after September 1, 2007 so that the management fee will decline as follows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million of average annual net assets, 0.69% of


                      49 | OPPENHEIMER EMERGING GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

the next $200 million of average annual net assets, 0.66% of the next $200 million of average annual net assets, 0.60% of the next $700 million of average annual net assets, 0.58% of average annual net assets in excess of $1.5 billion. The voluntary waiver and/or expense reimbursement may be amended or withdrawn at any time without prior notice to shareholders.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                      50 | OPPENHEIMER EMERGING GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of Special
Chairman of the Board of          Value Opportunities Fund, LLC (registered investment company) (since September 2004); Member of
Trustees (since 2007), Trustee    Zurich Financial Services Investment Advisory Board (insurance) (since October 2004); Chairman
(since 2005)                      (since August 2007) and Trustee (since August 1991) of the Board of Governing Trustees of The
Age: 64                           Jackson Laboratory (non-profit); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey Investment Partners,
                                  LLC (private equity investment) (January 1999-September 2004); Trustee of Research Foundation of
                                  AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of
                                  Bard College (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc.
                                  (May 2000-April 2002) (executive search firm). Oversees 63 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment
Trustee (since 2007)              management company) (since January 2004); President of The Community Reinvestment Act Qualified
Age: 67                           Investment Fund (investment management company) (since January 2004); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (since January
                                  2004); Director of Internet Capital Group (information technology company) (since October 2003);
                                  Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc.
                                  (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments
                                  U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003);
                                  President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003);
                                  President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln
                                  National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement
                                  Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of
                                  Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware
                                  Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice
                                  Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of
                                  Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company
                                  (financial services holding company) (1977-1985); held the following positions at the Colonial
                                  Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer
                                  (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price
                                  Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967)
                                  and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 63 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2005)              Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President
Age: 66                           of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI
                                  Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 53 portfolios in the OppenheimerFunds complex.


                      51 | OPPENHEIMER EMERGING GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 63 portfolios in the OppenheimerFunds
Trustee (since 2000)              complex.
Age: 74

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979)
Trustee (since 2000)              of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI
Age: 69                           Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew
                                  W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                                  American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign
                                  Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study
                                  (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                                  University (1983-1991). Oversees 53 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice
Trustee (since 2004)              President and General Auditor of American Express Company (financial services company) (July
Age: 65                           1998-February 2003). Oversees 53 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Managing Director of Public Capital Advisors, LLC (privately held financial advisor) (since
Trustee (since 2002)              January 2006); Director of Columbia Equity Financial Corp. (privately held financial advisor)
Age: 55                           (since 2002); Managing Director of Carmona Motley, Inc. (privately held financial advisor) (since
                                  January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately held financial advisor)
                                  (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign
                                  Relations, Member of the Investment Committee of the Episcopal Church of America, Member of the
                                  Investment Committee and Board of Human Rights Watch and the Investment Committee of Historic
                                  Hudson Valley. Oversees 53 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (corporate governance
Trustee (since 2000)              consulting and executive recruiting) (since 1993); Life Trustee of International House (non-profit
Age: 76                           educational organization); Former Trustee of The Historical Society of the Town of Greenwich;
                                  Former Director of Greenwich Hospital Association. Oversees 53 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996);
Trustee (since 2005)              Director of Lakes Environmental Association (environmental protection organization) (since 1996);
Age: 66                           Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994);
                                  Director of Fortis/Hartford mutual funds (1994-December 2001); Director of C-TASC (a privately held bio-statistics company) (since May 2007). Oversees 53 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2005)              1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999);
Age: 59                           Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President,
                                  Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production)
                                  (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City
                                  (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 53 portfolios in the OppenheimerFunds complex.


                      52 | OPPENHEIMER EMERGING GROWTH FUND

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
AND OFFICER                       NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                  POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
Trustee, President and            Manager (September 2000-March 2007); President and director or trustee of other Oppenheimer funds;
Principal Executive Officer       President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding
(since 2001)                      company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager)
Age: 58                           (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                                  (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                  2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since
                                  November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                  July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real
                                  Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company
                                  (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007)
                                  and Member of the Investment Company Institute's Board of Governors (since October 2003). Oversees
                                  102 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZIBELLI, ZACK,
OF THE FUND                       GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                  10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY,
                                  CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RONALD J. ZIBELLI, JR.,           Vice President of the Manager (since May 2006). Prior to joining the Manager, he spent six years
Vice President and                at Merrill Lynch, during which time he was a Managing Director and Small Cap Growth Team Leader,
Portfolio                         responsible for managing 11 portfolios. Prior to joining Merrill Lynch Investment Managers, Mr.
Manager (since 2007)              Zibelli spent 12 years with Chase Manhattan Bank, including two years as Senior Portfolio Manager
Age: 48                           (U.S. Small Cap Equity) at Chase Asset Management. An officer of other funds in the
                                  OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief
Vice President and Chief          Compliance Officer of the Manager, OppenheimerFunds Distributor, Inc., Centennial Asset Management
Compliance Officer                and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor,
(since 2004)                      Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
Age: 57                           Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An
                                  officer of 102 portfolios in the OppenheimerFunds complex.


                      53 | OPPENHEIMER EMERGING GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal           HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Financial & Accounting            Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc.
Officer (since 2000)              (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
Age: 48                           International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional
                                  Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial
                                  Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                  Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March
                                  1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN PETERSEN,                   Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2004)                      1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003). An officer of 102 portfolios in the OppenheimerFunds
Age: 37                           complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2001)            Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of
Age: 59                           Centennial Asset Management Corporation (since December 2001); Senior Vice President and General
                                  Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General
                                  Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director
                                  (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General
                                  Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                  December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments,
                                  Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                  Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor
                                  Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary               2001-April 2004), Associate General Counsel (December 2000-April 2004). An officer of 102
(since 2004)                      portfolios in the OppenheimerFunds complex.
Age: 39

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First Vice
Assistant Secretary               President (2000-September 2004), Director (2000-September 2004) and Vice President (1998-2000) of
(since 2004)                      Merrill Lynch Investment Management. An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 43


                      54 | OPPENHEIMER EMERGING GROWTH FUND

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2001)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 42                           Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                      55 | OPPENHEIMER EMERGING GROWTH FUND



ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $20,000 in fiscal 2007 and $18,000 in fiscal 2006.

(b)      Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $256,236 in fiscal 2007 and $216,204 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  internal control reviews.

(c)      Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


(d)      All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

         The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

         Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

         (2) 100%

(f)      Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $256,236 in fiscal 2007 and $216,204 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)      No such services were rendered.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)      (1) Exhibit attached hereto.

         (2) Exhibits attached hereto.

         (3) Not applicable.

(b)      Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Growth Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    12/11/2007